Average Annual Total Returns - Hartford Multifactor Small Cap ETF	Hartford Multifactor Small Cap ETF Return Before Taxes Since Inception	Hartford Multifactor Small Cap ETF Return Before Taxes 1 Year	Hartford Multifactor Small Cap ETF Return Before Taxes 5 Years	Hartford Multifactor Small Cap ETF After Taxes on Distributions Since Inception	Hartford Multifactor Small Cap ETF After Taxes on Distributions 1 Year	Hartford Multifactor Small Cap ETF After Taxes on Distributions 5 Years	Hartford Multifactor Small Cap ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Multifactor Small Cap ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Multifactor Small Cap ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	Hartford Multifactor Small Cap Index Since Inception		Hartford Multifactor Small Cap Index 1 Year	Hartford Multifactor Small Cap Index 5 Years	Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) 5 Years
Total	6.83%	5.65%	9.17%	6.14%	5.15%	8.50%	5.24%	3.62%	7.14%	11.03%	[1]	5.78%		9.54%	19.96%	13.26%

[1]	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.